Property, Plant and Equipment - Summary of Provision for Obsolescence of Materials and Equipment (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	$ 699,087	$ 354,443
Amount at end of year	1,069,011	699,087	$ 354,443
Provision for Obsolescence of Materials and Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	3,955	1,652	1,380
Increase charged to profit or loss	410	629	11
Decreases charged to profit or loss	(22)		(45)
Amounts incurred due to utilization	(48)	(60)	(7)
Translation differences	2,315	1,666	248
Transfers and other movements		68	65
Amount at end of year	$ 6,610	$ 3,955	$ 1,652